Costs and expenses by nature (Details 1) - Selling Expenses [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Materials, third-party services, freight, rent and other related costs	$ (1,487)	$ (1,071)	$ (2,754)	$ (1,966)
Depreciation, depletion and amortization	(220)	(171)	(423)	(340)
Reversal (allowance) for expected credit losses	1	(14)	(6)	(10)
Employee compensation	(40)	(30)	(78)	(60)
Total	$ (1,746)	$ (1,286)	$ (3,261)	$ (2,376)